Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Deferred Revenue
Deferred Revenue

Deferred revenue represents cash received that is yet to be recognized as revenue. Total deferred revenue was $237 million as of December 31, 2016, including $114 million in current deferred revenue and $123 million in non-current deferred revenue. Total deferred revenue was $190 million as of December 31, 2015, including $98 million in current deferred revenue and $92 million in non-current deferred revenue. See Note 2 for a description of our annual listing, original listing, other listings and data services revenues and the revenue recognition policy for each of these revenue streams. The changes in our deferred revenue during the years ended December 31, 2016 and 2015 are as follows (in millions):

	Annual Listing Revenue	Original Listing Revenues	Other Listing Revenues	Data Services and Other Revenues	Total
Deferred revenue balance at January 1, 2015	$—	$35	$46	$55	$136
Additions	358	20	29	181	588
Amortization	(358)	(5)	(16)	(155)	(534)
Deferred revenue balance at December 31, 2015	—	50	59	81	190
Additions	363	25	71	467	926
Amortization	(363)	(9)	(47)	(460)	(879)
Deferred revenue balance at December 31, 2016	$—	$66	$83	$88	$237

As of December 31, 2016, we estimate that our deferred revenue will be recognized in the following years (in millions):

	Original Listing Revenues	Other Listing Revenues	Data Services and Other Revenues	Total
2017	$13	$19	$82	$114
2018	9	21	2	32
2019	9	19	1	29
2020	9	14	1	24
2021	8	8	—	16
Thereafter	18	2	2	22
Total	$66	$83	$88	$237

Deferred Revenue Recognition Schedule
As of December 31, 2016, we estimate that our deferred revenue will be recognized in the following years (in millions):

	Original Listing Revenues	Other Listing Revenues	Data Services and Other Revenues	Total
2017	$13	$19	$82	$114
2018	9	21	2	32
2019	9	19	1	29
2020	9	14	1	24
2021	8	8	—	16
Thereafter	18	2	2	22
Total	$66	$83	$88	$237

Deferred Revenue Rollforward
The changes in our deferred revenue during the years ended December 31, 2016 and 2015 are as follows (in millions):

	Annual Listing Revenue	Original Listing Revenues	Other Listing Revenues	Data Services and Other Revenues	Total
Deferred revenue balance at January 1, 2015	$—	$35	$46	$55	$136
Additions	358	20	29	181	588
Amortization	(358)	(5)	(16)	(155)	(534)
Deferred revenue balance at December 31, 2015	—	50	59	81	190
Additions	363	25	71	467	926
Amortization	(363)	(9)	(47)	(460)	(879)
Deferred revenue balance at December 31, 2016	$—	$66	$83	$88	$237